Ceiling Test Write-down (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / mcf $ / bbl $ / Mcfe	Dec. 31, 2015 USD ($) $ / mcf $ / bbl $ / Mcfe	Dec. 31, 2014 USD ($)
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ceiling test write-down	$ 40,304	$ 266,562	$ 0
Mcf of natural gas
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Average sales prices (usd per unit) | $ / mcf	2.51	2.42
Barrel of oil
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Average sales prices (usd per unit) | $ / bbl	40.85	50.29
Natural Gas Liquids
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Average sales prices (usd per unit) | $ / Mcfe	1.82	2.21
Cash Flow Hedging | Commodity Contract
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ceiling test write-downs decrease		$ 1,100